EQUITY BASED COMPENSATION	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Equity Based Compensation
10.	EQUITY BASED COMPENSATION
In February 2021, Greenidge adopted an equity incentive plan and reserved 3,831,112 shares of class A common stock for issuance under the plan (the “2021 Equity Plan”).
Restricted Common Stock Unit Awards
During the three and nine months ended September 30, 2021, the Company aw arded 0 and
 616,920

restricted common stock units (“RSUs”), respectively, under the 2021 Equity Plan to directors, which are generally eligible to vest over a three-year period.
The Company’s unvested restricted common stock unit awards activity for the nine months ended September 30, 2021 is summarized below:

	RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Granted	616,920	6.25

Unvested at September 30, 2021	616,920	6.25
The value of RSU grants is measured based on their fair market value on the date of grant and amortized over their requisite service periods. There were no RSU grants during the three months ended September 30, 2021. During the nine months ended September 30, 2021, the f
a
ir market value of the awards granted totaled
$3.9
million and as of September 30, 2021, there was approximately
$3.1
million of total unrecognized compensation cost related to unvested restricted stock rights, which is expected to be recognized over a remaining weighted-average vesting period of approximately 2.4
years.

Common Stock Options
The Company’s stock options activity for the nine months ended September 30, 2021 is summarized below:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	—	$—	—
Granted	753,968	6.07
Exercised	(160,000)	6.25
Forfeited	(10,888)	6.25

Outstanding at September 30, 2020	583,080	$6.01	9.43	$11,387
Exercisable as of September 30, 2021	257,484	$5.80	9.64	$5,083
The value of common stock option grants is measured based on their fair market value on the date of grant and amortized over their requisite service periods. During the three and nine months ended September 30, 2021, the fair market value of the awards granted totaled $0.1 million and

$1.2
million, respectively. As of September 30, 2021, there was approximately
$0.4
million of total unrecognized compensation cost related to unvested options, which is expected to be recognized over a remaining weighted-average vesting period of approximately 1.2 years
.
The weighted average assumptions relating to the valuation of stock options granted for the nine months ended September 30, 2021 were as follows:

Weighted Average fair value of grants	$1.54
Expected volatility	35%
Expected term (years)	4.5
Risk-free interest rate	0.4%
Expected dividend yield	0.0%
Stock-based Compensation
The Company recognized stock-based compensation expense of
$0.4
millio
n
and $1.5
million during the three and nine months ended September 30, 2021, respectively. No stock-based compensation expense was recognized during the three and nine months ended September 30, 2020. Stock-based compensation expense is included in selling, general and administrative expenses in the accompanying unaudited condensed interim consolidated statements of operations.